OPERATING SEGMENTS - Revenue Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Disclosure of operating segments [line items]
Revenue	Rp 149,967	$ 9,317	Rp 149,216	Rp 147,306
Operating Segments.
Disclosure of operating segments [line items]
Total segment revenues	200,465		199,945	197,018
Revenue from other non-operating segments	582		645	617
Revenue	200,465		199,945	197,018
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Inter-segment elimination	Rp (51,080)		Rp (51,374)	Rp (50,329)